Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 92.4%
Aerospace & Defense — 1.5%
Curtiss-Wright Corp.	3,048	$596,280
RTX Corp.	25,487	1,834,300
		2,430,580
Agriculture — 4.0%
Philip Morris International, Inc.	67,788	6,275,813
Auto Manufacturers — 1.6%
PACCAR, Inc.	29,759	2,530,110
Auto Parts & Equipment — 1.4%
BorgWarner, Inc.	55,352	2,234,560
Banks — 6.3%
Bank OZK	16,446	609,653
JPMorgan Chase & Co.	39,353	5,706,972
Wells Fargo & Co.	89,186	3,644,140
		9,960,765
Biotechnology — 8.3%
Amgen, Inc.	12,885	3,462,973
Gilead Sciences, Inc.	61,743	4,627,020
Regeneron Pharmaceuticals, Inc.*	6,174	5,080,955
		13,170,948
Building Materials — 0.7%
Builders FirstSource, Inc.*	8,498	1,057,916
Chemicals — 1.7%
LyondellBasell Industries N.V., Class A	14,681	1,390,291
PPG Industries, Inc.	9,699	1,258,930
		2,649,221
Commercial Services — 1.2%
PayPal Holdings, Inc.*	10,398	607,867
Robert Half, Inc.	16,821	1,232,643
		1,840,510
Computers — 3.0%
Accenture PLC, Class A	9,052	2,779,960
EPAM Systems, Inc.*	2,541	649,708
Maximus, Inc.	18,425	1,375,979
		4,805,647
Distribution & Wholesale — 2.8%
Ferguson PLC	12,117	1,992,883
LKQ Corp.	50,751	2,512,682
		4,505,565
Diversified Financial Services — 4.3%
Houlihan Lokey, Inc.	8,603	921,553
Mastercard, Inc., Class A	13,360	5,289,358
Raymond James Financial, Inc.	5,759	578,377
		6,789,288
Electrical Components & Equipment — 1.5%
Emerson Electric Co.	25,261	2,439,455
Electronics — 3.5%
Allegion PLC	13,478	1,404,408
	Number of Shares	Value†

Electronics — (continued)
Keysight Technologies, Inc.*	4,045	$535,194
nVent Electric PLC	44,696	2,368,441
Sensata Technologies Holding PLC	34,197	1,293,330
		5,601,373
Engineering & Construction — 0.9%
EMCOR Group, Inc.	6,598	1,388,153
Healthcare Services — 5.8%
Elevance Health, Inc.	15,871	6,910,551
Quest Diagnostics, Inc.	18,790	2,289,749
		9,200,300
Home Builders — 0.4%
D.R. Horton, Inc.	5,858	629,559
Insurance — 7.9%
American International Group, Inc.	32,603	1,975,742
Axis Capital Holdings Ltd.	53,707	3,027,463
Berkshire Hathaway, Inc., Class B*	17,666	6,188,400
MetLife, Inc.	21,503	1,352,754
		12,544,359
Internet — 3.3%
Alphabet, Inc., Class C*	34,880	4,598,928
Booking Holdings, Inc.*	198	610,622
		5,209,550
Machinery — Diversified — 1.9%
Dover Corp.	13,474	1,879,758
The Middleby Corp.*	4,366	558,848
Westinghouse Air Brake Technologies Corp.	5,546	589,373
		3,027,979
Media — 1.7%
Comcast Corp., Class A	59,228	2,626,170
Mining — 0.4%
BHP Group Ltd., ADR	10,966	623,746
Miscellaneous Manufacturing — 0.9%
Textron, Inc.	18,840	1,472,158
Oil & Gas — 7.6%
Chevron Corp.	24,548	4,139,284
ConocoPhillips	12,637	1,513,913
EOG Resources, Inc.	17,677	2,240,736
Helmerich & Payne, Inc.	22,941	967,192
Phillips 66	26,072	3,132,551
		11,993,676
Oil & Gas Services — 0.7%
ChampionX Corp.	29,705	1,058,092
Pharmaceuticals — 5.7%
Cencora, Inc.	21,137	3,804,026
Roche Holding AG, ADR	137,090	4,651,463

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
The Cigna Group.	2,210	$632,215
		9,087,704
Retail — 4.3%
BJ's Wholesale Club Holdings, Inc.*	17,682	1,261,964
Lowe's Cos., Inc.	11,027	2,291,852
MSC Industrial Direct Co., Inc., Class A	6,493	637,288
Ross Stores, Inc.	23,029	2,601,126
		6,792,230
Semiconductors — 4.3%
IPG Photonics Corp.*	8,548	867,964
NXP Semiconductors N.V.	6,003	1,200,120
QUALCOMM, Inc.	34,243	3,803,027
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,212	887,423
		6,758,534
Software — 2.6%
Fiserv, Inc.*	36,222	4,091,637
Telecommunications — 1.8%
Cisco Systems, Inc.	53,937	2,899,653
Transportation — 0.4%
Expeditors International of Washington, Inc.	5,355	613,844
TOTAL COMMON STOCKS (Cost $134,437,005)		146,309,095

REAL ESTATE INVESTMENT TRUSTS — 2.6%
Diversified — 2.6%
Weyerhaeuser Co. (Cost $4,479,528)	133,203	4,084,004

SHORT-TERM INVESTMENTS — 4.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $7,469,268)	7,469,268	7,469,268
TOTAL INVESTMENTS — 99.7% (Cost $146,385,801)		$157,862,367
Other Assets & Liabilities — 0.3%		429,669
TOTAL NET ASSETS — 100.0%		$158,292,036

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.

Country Weightings as of 9/30/2023††
United States	88%
Switzerland	3
United Kingdom	3
Ireland	3
Bermuda	2
Netherlands	1
Total	100%
††	% of total investments as of September 30, 2023.

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